Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories
INVENTORIES:
Inventories are comprised of the following:

	December 31
	2016	2017
Raw materials	$577.1	$735.2
Work in progress	133.0	168.3
Finished goods	180.5	158.3
	$890.6	$1,061.8

We record our inventory provisions, net of valuation recoveries, in cost of sales. We record inventory provisions to reflect write-downs in the value of our inventory to net realizable value, and valuation recoveries primarily to reflect realized gains on the disposition of inventory previously written down to net realizable value. During 2017, we recorded net inventory provisions of $3.3 (2016 — $12.0; 2015 — $3.8). We regularly review our estimates and assumptions used to value our inventory through analysis of historical performance. Our inventory provisions for 2017 included provisions of $0.9 that we recorded in the second quarter of 2017 to further write down the carrying amount of our remaining solar panel inventory to recoverable amounts. Our inventory provisions for 2016 consisted primarily of the write down of our solar panel inventory to then-lower net realizable values. Negative market factors at that time resulted in significant declines in the pricing for solar panels, which ultimately led to our decision to exit the solar panel manufacturing business. See note 4.